1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	3 Months Ended
Mar. 31, 2017
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	March 31, 2017	March 31, 2016

Stock Warrants (Exercise price - $0.001/share)	48,550,000	40,000,000
Convertible Preferred Stock	2	2
Total	48,550,002	40,000,002

Schedule of fair Value of Financial Instruments
	March 31, 2017	December 31, 2016
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-

Concentration of credit risk

At March 31, 2017 and December 31, 2016, the Company had a concentration of accounts receivable of:

Customer	March 31, 2017	December 31, 2016
Customer A	0%	100%
Customer A	-	$31,858

For the three months March 31, 2017 and 2016, the Company had a concentration of sales of:

Customer	March 31, 2017	March 31, 2016
Customer A	0%	0%
Customer A	$-	$-